Financial risk management - Impacts of Reasonably Possible Changes in Significant Level 3 Assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
20 basis points change in Limited Price Inflation (LPI) market curve	£ (84)	£ (83)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	82	83
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	9	3
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(8)	(1)
Commodity contract derivatives | +10% market area price change
Disclosure of detailed information about financial instruments [line items]
+10% market area price change		(4)
Commodity contract derivatives | -10% market area price change
Disclosure of detailed information about financial instruments [line items]
-10% market area price change		7
Other | +50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+50 basis points change in discount rate	(10)	(5)
Other | -50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-50 basis points change in discount rate	£ 10	£ 5